Plant and Equipment, Net (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Schedule of capital leased assets
Subtotal	$ 4,869,662	$ 1,741,387
Less: accumulated depreciation	(1,036,884)	(337,598)
Total	3,769,913	2,164,325
Machinery and equipment [Member]
Schedule of capital leased assets
Subtotal	1,883,535	1,406,278
Transportation equipment [Member]
Schedule of capital leased assets
Subtotal	$ 2,923,262	$ 1,095,645